Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
1998-2000 Cases
Loss Contingencies
Schedule of Loss Contingencies by Contingency
A summary of claims and deposits paid as of December 31, 2012 is as follows:

	Claim (In millions)	Interest and Penalties Claimed (In millions)	Total Claim (In millions)	Deposits Paid Pending Appeal (In millions)
Trento	€3.3	€3.1	€6.4	€6.4	Deposits paid in 36 equal monthly installments ended March 2012.
Alessandria	€0.3	€0.2	€0.5	€0.5	Deposits paid in 36 equal monthly installments ended March 2012.
Genoa	€7.4	€1.0	€8.4	€0.6
Monthly deposit payments of €118 thousand began in August 2012 and will continue through July 2018, unless a successful appeals process is completed sooner. €6 million of interest was deducted from the original request based on the judge's ruling. The customs authorities have appealed this decision.

2004 - 2005 Cases
Loss Contingencies
Schedule of Loss Contingencies by Contingency
A summary of assessments and deposits paid is as follows:

	Assessment (In millions)	Interest and Penalties Assessed (In millions)	Total Assessment (In millions)	Deposits Paid Pending Appeal (In millions)
Income Tax Assessment for 2004/2005	€12.0	€19.1	€31.1	€1.5
Monthly deposit payments of €113 thousand began in March 2012. The appeals court ruled in favor of Chiquita Italia in October 2012 for the 2004 assessments and a significant portion of the 2005 assessments have been withdrawn. The company has requested relief from these payments and reimbursement.

Customs Tax Assessment for 2004/2005	€18.2	€10.2	€28.4	€7.2	Monthly deposit payments of €350 thousand began in September 2011 and will continue through September 2017, unless a successful appeals process is completed sooner.